Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Share capital	Capital reserve	Treasury shares	Share-based compensation reserve	Accumulated losses	Total
Beginning balance at Dec. 31, 2019	R$ 11	R$ 1,607,622		R$ 84,546	R$ (97,369)	R$ 1,594,810
Net profit (loss) for the year					16,780	16,780
Total comprehensive income (loss)						0
Issuance of common shares in follow-on public offering		591,898				591,898
Share issuance cost		(16,291)				(16,291)
Restricted stocks transferred		17,416		(17,416)
Share based compensation plan				13,687		13,687
Ending balance at Dec. 31, 2020	11	2,200,645		80,817	(80,589)	2,200,884
Net profit (loss) for the year					(158,083)	(158,083)
Total comprehensive income (loss)						0
Restricted stocks transferred		3,196	R$ 18,099	(21,295)
Share based compensation plan				33,184		33,184
Purchase of treasury shares			(200,751)			(200,751)
Investment shares transferred		16	1,877	(1,893)
Ending balance at Dec. 31, 2021	11	2,203,857	(180,775)	90,813	(238,672)	1,875,234
Net profit (loss) for the year					39,489	39,489
Total comprehensive income (loss)						0
Restricted stocks transferred		(87,562)	119,213	(31,651)
Share based compensation plan				35,846		35,846
Purchase of treasury shares			(53,139)			(53,139)
Shares cancelled		(106,496)	106,496
Ending balance at Dec. 31, 2022	R$ 11	R$ 2,009,799	R$ (8,205)	R$ 95,008	R$ (199,183)	R$ 1,897,430